Income Tax (Tables)	3 Months Ended
Mar. 31, 2013
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The net taxation expense in the three months ended March 31, 2013 compared to a net expense for the same period in 2012, constitutes the following:

	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation (1)	71	163
Charge for deferred taxation (2)	15	102
	86	265

Income before income tax and equity income in associates	307	652

(1) The lower current taxation in 2013 is mainly due to lower earnings resulting from increased operating costs, lower production and a decrease in the gold price.

(2) The lower deferred taxation in 2013 mainly relates to the increase in enacted statutory taxation rate (from 25 percent to 30 percent) in 2012 in Ghana not being repeated in 2013.

Income Tax Uncertainties [Abstract]
Summary Of Income Tax Contingencies [Text Block]
Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits, is as follows:
	At March 31,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Balance at beginning of period	93	78
Additions for tax positions of prior years	-	17
Translation	(4)	(2)
Balance at end of period	89	93

Unrecognized tax benefits are summarized as follows:

Recognized as a reduction of deferred tax assets	40	40
Recognized in other non-current liabilities (1)	49	53
Balance at end of period	89	93

(1) Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

	(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the three months ended and as at March 31, 2013, interest recognized and interest accrued amounted to:

Interest recognized during the three months ended March 31, 2013		1

Interest accrued as at March 31, 2013		14